COMMITMENTS AND CONTINGENCIES - LEASES AND COMMITMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013	Dec. 31, 2015 CNY (¥)
Leases, Operating [Abstract]
Total rental expense for offices	$ 12,101	¥ 78,386
Total other operating lease expenses	34,081	¥ 220,770
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	25,268			¥ 163,683
2017	9,575			62,023
2018	8,782			56,889
2019	8,090			52,405
2020	5,651			36,604
Thereafter	283			1,830
Total	$ 57,649			373,434
Licensing fee commitments
Licensing Fee Commitment [Abstract]
Licensing fee commitment term	2 years	2 years	3 years
Contractual Obligation, Fiscal Year Maturity [Abstract]
2016	$ 342			2,222
Total	$ 342			¥ 2,222